Post-employment benefits - Plan assets allocation (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	€ 590	€ 750
Plan assets [member]
Post-employment benefits [Line Items]
Net defined benefit liability (asset)	1,380	1,403	€ 2,526
Plan assets [member] | Assets quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	790	782
Equity instruments, amount contributed to fair value of plan assets	122
Other assets, amount contributed to fair value of plan assets	195	175
Plan assets [member] | Assets not quoted in active market [Member]
Post-employment benefits [Line Items]
Debt instruments, amount contributed to fair value of plan assets	1	7
Equity instruments, amount contributed to fair value of plan assets		133
Other assets, amount contributed to fair value of plan assets	€ 272	€ 307